As filed with the Securities and Exchange Commission on April 16, 2014
Securities Act File No. 333-156529
Investment Company Act File No. 811-22263

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 93	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 96	[X]
(Check appropriate box or boxes.)

EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)

2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of Principal Executive Offices) (Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and Address of Agent for Service)

Copies to:
Christopher Menconi
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 93 relates solely to the Forensic Accounting ETF, Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF (the “Funds”), each a separate series of Exchange Traded Concepts Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 93 to Registration Statement No. 333-156529 be signed on its behalf by the undersigned, duly authorized, in the City of Edmond, State of Oklahoma, on this 16th day of April, 2014.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 93 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	April 16, 2014
David M. Mahle

*	Trustee	April 16, 2014
Kurt Wolfgruber

*	Trustee	April 16, 2014
Mark A. Zurack

/s/ J. Garrett Stevens	Trustee and President	April 16, 2014
J. Garrett Stevens

*	Treasurer and Secretary	April 16, 2014
Richard Hogan

*/s/ J. Garrett Stevens
J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase